Prudential Day One 2015 Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 90.7%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	196,073	$2,003,866
PGIM Global Real Estate Fund (Class R6)	26,331	726,476
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	7,124	147,822
PGIM QMA Commodity Strategies Fund (Class R6)*	56,852	728,844
PGIM QMA International Developed Markets Index Fund (Class R6)	57,414	845,712
PGIM QMA Large-Cap Core Equity Fund (Class R6)	88,993	1,945,378
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	18,063	264,437
PGIM QMA US Broad Market Index Fund (Class R6)	50,971	1,061,218
PGIM TIPS Fund (Class R6)	305,528	3,263,043
PGIM Total Return Bond Fund (Class R6)	162,134	2,360,675

Total Long-Term Investments (cost $10,708,267)		13,347,471

Short-Term Investment 9.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,383,502)	1,383,502	1,383,502

TOTAL INVESTMENTS 100.1% (cost $12,091,769)(wd)		14,730,973
Liabilities in excess of other assets (0.1)%		(17,862)

Net Assets 100.0%		$14,713,111

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
Prudential Day One Funds